Hedging activities - Fair Value of Assets and Liabilities Related to Derivative Financial Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets:
Hedging instrument, assets	€ 118	€ 200
Liabilities:
Hedging instrument, liabilities	246	206
Commodity contracts | Non-current derivative assets
Assets:
Hedging instrument, assets	9	9
Commodity contracts | Current derivative assets
Assets:
Hedging instrument, assets	59	52
Commodity contracts | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	42	46
Commodity contracts | Current derivative liabilities
Liabilities:
Hedging instrument, liabilities	72	37
Foreign currency contracts | Non-current derivative assets
Assets:
Hedging instrument, assets	1	9
Foreign currency contracts | Current derivative assets
Assets:
Hedging instrument, assets	10	50
Foreign currency contracts | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	5	0
Foreign currency contracts | Current derivative liabilities
Liabilities:
Hedging instrument, liabilities	27	8
Interest rate and cross currency swaps | Non-current derivative assets
Assets:
Hedging instrument, assets	24	80
Interest rate and cross currency swaps | Non-current derivative liabilities
Liabilities:
Hedging instrument, liabilities	100	115
Other derivative instruments | Current derivative assets
Assets:
Hedging instrument, assets	€ 15	€ 0